Income Taxes (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax Jurisdiction of Domicile [Extensible Enumeration]								U.S. statutory federal tax
Deferred tax asset carryforwards amount								$ 2,982,076	$ 877,210
Operating loss carryforward								19,295,969	19,047,462
Unrecognized tax benefits								365,244	207,022
Interest and penalties amount
Cash paid for income taxes		$ 6,369						6,369	89,959
Income tax benefit
Effective tax rate								0.00%	0.00%